                                                                               .
                                                                               .
                                                                               .

                                                  (RIVERSOURCE INVESTMENTS LOGO)

                   PROSPECTUS SUPPLEMENT DATED APRIL 21, 2009*

RIVERSOURCE INCOME BUILDER BASIC INCOME FUND -- PROSPECTUS (4/1/2009)            S-6394-99 F
RIVERSOURCE INCOME BUILDER ENHANCED INCOME FUND -- PROSPECTUS (4/1/2009)         S-6394-99 F
RIVERSOURCE INCOME BUILDER MODERATE INCOME FUND -- PROSPECTUS (4/1/2009)         S-6394-99 F
RIVERSOURCE PORTFOLIO BUILDER CONSERVATIVE FUND -- PROSPECTUS (4/1/2009)         S-6282-99 H
RIVERSOURCE PORTFOLIO BUILDER MODERATE CONSERVATIVE FUND -- PROSPECTUS
  (4/1/2009)                                                                     S-6282-99 H
RIVERSOURCE PORTFOLIO BUILDER MODERATE FUND -- PROSPECTUS (4/1/2009)             S-6282-99 H
RIVERSOURCE PORTFOLIO BUILDER MODERATE AGGRESSIVE FUND -- PROSPECTUS (4/1/2009)  S-6282-99 H
RIVERSOURCE PORTFOLIO BUILDER AGGRESSIVE FUND -- PROSPECTUS (4/1/2009)           S-6282-99 H
RIVERSOURCE PORTFOLIO BUILDER TOTAL EQUITY FUND -- PROSPECTUS (4/1/2009)         S-6282-99 H


For RiverSource Income Builder Basic Income Fund, RiverSource Income Builder Enhanced Income Fund and RiverSource Income Builder Moderate Income Fund, Table 1 under the "Principal Investment Strategies" section has been revised as follows:

                   TABLE 1. INVESTMENT CATEGORY RANGES BY FUND

----------------------------------------------------------------------------------------------------------------
                                                                                        INCOME BUILDER FUNDS
                                                                                     (TARGET ALLOCATION RANGE --
                                                                                         UNDER NORMAL MARKET
                                                                                            CONDITIONS)**
                                                                                   -----------------------------
ASSET CLASS                                                                         BASIC    MODERATE   ENHANCED
(TARGET RANGES SET  INVESTMENT                                                      INCOME   INCOME     INCOME
FORTH IN TABLE 2)   CATEGORY          ELIGIBLE UNDERLYING FUND*                     FUND     FUND       FUND
----------------------------------------------------------------------------------------------------------------
                    U.S. Large Cap
EQUITY              Value             RiverSource Dividend Opportunity Fund          0-30%     0-35%      0-40%
                                     ---------------------------------------------------------------------------
                                      RiverSource Disciplined Equity Fund            0-30%     0-35%      0-40%
                                     ---------------------------------------------------------------------------
                                      RiverSource Disciplined Large Cap Value
                                      Fund                                           0-30%     0-35%      0-40%
                   ---------------------------------------------------------------------------------------------
                    U.S. Small/Mid    RiverSource Disciplined Small and Mid Cap
                    Cap               Equity Fund                                    0-30%     0-35%      0-40%
                                     ---------------------------------------------------------------------------
                                      RiverSource Disciplined Small Cap Value
                                      Fund                                           0-30%     0-35%      0-40%
                   ---------------------------------------------------------------------------------------------
                    International     RiverSource Disciplined International
                    Equities          Equity Fund                                    0-10%     0-15%      0-20%
                   ---------------------------------------------------------------------------------------------
                    Real Estate       RiverSource Real Estate Fund                   0-30%     0-35%      0-40%
----------------------------------------------------------------------------------------------------------------
                                      RiverSource Inflation Protected Securities
FIXED INCOME        TIPS              Fund                                           0-40%     0-40%      0-40%
                   ---------------------------------------------------------------------------------------------
                    Mortgages         RiverSource U.S. Government Mortgage Fund      0-40%     0-40%      0-40%
                   ---------------------------------------------------------------------------------------------
                    Core Plus         RiverSource Diversified Bond Fund              0-40%     0-40%      0-40%
                                     ---------------------------------------------------------------------------
                                      RiverSource Limited Duration Bond Fund         0-40%     0-40%      0-40%
                   ---------------------------------------------------------------------------------------------
                    High Yield
                    Bonds             RiverSource High Yield Bond Fund               0-15%     0-30%      0-35%
                                     ---------------------------------------------------------------------------
                                      RiverSource Income Opportunities Fund          0-15%     0-30%      0-35%
                   ---------------------------------------------------------------------------------------------
                    High Yield
                    Loans             RiverSource Floating Rate Fund                 0-15%     0-20%      0-20%
                   ---------------------------------------------------------------------------------------------
                    International
                    Bonds             RiverSource Global Bond Fund                   0-10%     0-15%      0-20%
                   ---------------------------------------------------------------------------------------------
                    Emerging
                    Markets Bonds     RiverSource Emerging Markets Bond Fund         0-15%     0-30%      0-35%
----------------------------------------------------------------------------------------------------------------
CASH                Cash              RiverSource Cash Management Fund               5-15%     0-10%       0-5%
----------------------------------------------------------------------------------------------------------------
                                      RiverSource Absolute Return Currency and
ALTERNATIVE INVESTMENT STRATEGIES     Income Fund                                     0-5%     0-10%      0-15%
----------------------------------------------------------------------------------------------------------------


(*) A summary of the principal investment strategies of each eligible underlying fund is set forth in Appendix A. A description of the principal risks associated with these underlying funds is included in Appendix B. Additional information regarding the underlying funds may be found in the Statement of Additional Information. Additional underlying funds may be added in the future either in addition to, or to replace, current underlying funds in an investment category.
(**)Market appreciation or depreciation may cause each Fund to be temporarily outside the ranges identified in the table. The investment manager may modify the target allocation ranges only upon approval of the Fund's Board of Directors.

For RiverSource Income Builder Basic Income Fund, RiverSource Income Builder Enhanced Income Fund, RiverSource Income Builder Moderate Income Fund, RiverSource Portfolio Builder Conservative Fund, RiverSource Portfolio Builder Moderate Conservative Fund, RiverSource Portfolio Builder Moderate Fund, RiverSource Portfolio Builder Moderate Aggressive Fund, RiverSource Portfolio Builder Aggressive Fund and RiverSource Portfolio Builder Total Equity Fund, Appendix A is supplemented as follows:

APPENDIX A

UNDERLYING FUNDS -- INVESTMENT OBJECTIVES AND STRATEGIES

The following is a brief description of the investment objectives and strategies of the underlying funds. RiverSource Investments may add new underlying funds for investment or change underlying funds without the approval of shareholders. Additional information regarding the underlying funds is available in the applicable fund's prospectus and statement of additional information. This prospectus is not an offer for any of the underlying funds. For a copy of a prospectus of the underlying fund, which contains this and other information, call (888) 791-3380 or visit our website at www.riversource.com. Read the prospectus carefully before you invest.

      UNDERLYING FUNDS                                  INVESTMENT OBJECTIVES AND STRATEGIES
      FIXED INCOME FUNDS

      RiverSource Limited Duration Bond Fund            The Fund seeks to provide shareholders with a
                                                        level of current income consistent with
                                                        preservation of capital. Under normal market
                                                        conditions, the Fund invests at least 80% of it
                                                        net assets in bonds and other debt securities.
                                                        The Fund will primarily invest in debt
                                                        securities with short- and intermediate-term
                                                        maturities. The Fund will primarily invest in
                                                        corporate bonds, securities issued by the U.S.
                                                        government, and mortgage- and asset-backed
                                                        securities. The Fund may invest up to 15% of
                                                        its net assets in securities rated below
                                                        investment grade. Up to 25% of the Fund's net
                                                        assets may be invested in foreign investments,
                                                        which may include investments in emerging
                                                        markets.
-------------------------------------------------------------------------------------------------------------




S-6394-5 A (4/09)
* Valid until April 1, 2010